Net finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income:
Foreign-exchange gain	$ 9,143	$ 8,699	$ 7,811
Income from financial investments	3,253	2,444	1,634
Gains on derivatives	3,030	1,822	4,899
Interest income on other assets	1,091	1,133	474
Other finance income	149	903	274
Finance income	16,666	15,001	15,092
Finance costs:
Interest and charges on loans and leases	(12,770)	(13,947)	(16,725)
Foreign-exchange loss	(10,107)	(6,806)	(9,459)
Loss on derivatives	(1,398)	(3,947)	(1,932)
Interest expenses on other liabilities	(731)	(723)	(1,021)
Other finance costs	(1,122)	(1,400)	(1,222)
Finance costs	(26,128)	(26,823)	(30,359)
Net finance costs	$ (9,462)	$ (11,822)	$ (15,267)